SHAREHOLDERS' EQUITY (Tables)	12 Months Ended
Dec. 31, 2012
SHAREHOLDERS' EQUITY [Abstract]
Schedule of Stock Option Assumptions
	Year ended December 31
	2010	2011	2012
Expected dividend yield	0%	0%	0%
Expected volatility	71%	66%	60%
Risk-free interest rate	1.3%	0.4%	0.4%
Expected term - in years	3.2	2.9	3.0

Summary of Option Activity for Non-Performance Options
Options	Number of options	Weighted average exercise price (per option)	Weighted average remaining contractual term	Aggregate intrinsic value (in thousands)

Outstanding at January 1, 2012	4,208,169	$8.04
Granted	5,708,900	$0.17
Exercised	(42,307)	$0.01
Forfeited	(714,775)	$3.69
Expired	(840,000)	$27.14
Outstanding at December 31, 2012	8,319,987	$1.13	6.1	$50
Exercisable at December 31, 2012	2,180,320	$3.35	3.25	$9

Summary of Performance Based Option Activity
A summary of performance based option activity under the Plan as of December 31, 2012, and changes during the year then ended, is presented below:
Options	Number of options	Weighted average exercise price (per option)	Weighted average remaining contractual term	Aggregate intrinsic value (in thousands)

Outstanding at January 1, 2012	891,788	$6.12
Forfeited	(79,903)	$2.88
Outstanding at December 31, 2012	811,885	$6.44	4.04	$0
Exercisable at December 31, 2012	61,885	$9.50	1.56	$0